General Information (Details Textual) $ / shares in Units, € in Thousands, $ in Thousands, $ in Thousands, $ in Thousands, in Thousands																						1 Months Ended						12 Months Ended
		Sep. 28, 2019 ARS ($) shares	Sep. 06, 2019 CLP ($)	Sep. 06, 2019 USD ($)	Aug. 30, 2019 CLP ($) shares	Jul. 11, 2019 USD ($)	Jul. 11, 2019 CLF ( )	Jun. 28, 2019 USD ($)	Jun. 28, 2019 CLF ( )	Jun. 12, 2019 CLP ($)	Jun. 12, 2019 USD ($)	May 31, 2019 CLP ($) shares	May 31, 2019 USD ($) $ / shares shares	May 27, 2019 CLP ($)	May 27, 2019 USD ($)	Mar. 01, 2019 USD ($) shares	Jan. 28, 2019 ARS ($)	Dec. 07, 2018 USD ($)	Nov. 13, 2018 CLP ($) shares	Nov. 13, 2018 EUR (€) shares	Aug. 09, 2018 CLP ($)	Dec. 17, 2018 CLP ($)	Dec. 17, 2018 USD ($)	Sep. 20, 2018 CLP ($)	Sep. 20, 2018 USD ($)	Aug. 31, 2018 CLP ($)	Jan. 29, 2018 CLP ($) $ / perunit	Dec. 31, 2019 CLP ($) Number shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CLP ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CLF ( )	Dec. 31, 2017 CLP ($)	Dec. 31, 2019 USD ($) Number shares	Apr. 30, 2019	Aug. 31, 2018	Aug. 31, 2018 shares	Aug. 31, 2018 $ / perunit	Aug. 09, 2018 USD ($)	Jun. 05, 2018 CLP ($)	Jun. 05, 2018 ARS ($)	Apr. 30, 2018 CLP ($)	Apr. 30, 2018 ARS ($)	Dec. 31, 2017 USD ($)	May 07, 2014
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																												$ 185,648,399						$ 306,000,000
Percentage of voting equity interests acquired																					17.00%						0.18%	49.9589%						49.9589%		30.0004%			17.00%
Consideration transferred, acquisition-date fair value																					$ 5,457,935					$ 361,560	$ 49,400,000												$ 8,500,000
Cash flow used for control of subsidiaries or other business																												$ 8,652,268		$ 5,819,495			$ 0
Number of instruments or interests issued or issuable | $ / perunit																											934,774,763
Number of employees | Number																												8,961						8,961
Intangible assets other than goodwill																												$ 125,618,666		118,964,142			77,032,480
Profit (loss), attributable to ordinary equity holders of parent entity																												130,141,692		306,890,792			129,607,353
Cash flows from (used in) operating activities																												242,320,045		429,313,131			262,161,431
Other Income																												22,584,710		228,455,054			6,717,902
Cost of sales																												$ 908,318,190		860,011,392			798,738,655
Dividend payables																																								$ 129,858,280	$ 5,141,760,000	$ 104,729,404	$ 4,146,778,022
Sale Or Issue Of Share To Subsidiary																		$ 2,600
Consideration paid (received)																										470,711
Number of shares issued and fully paid | shares																			12,000	12,000								369,502,872						369,502,872
Payments to acquire or redeem entity's shares																			$ 9,252	€ 12,000
Payments from changes in ownership interests in subsidaries that does not result in loss of control																												$ 8,652,268		5,819,495			0
Compaa Cerveceras Unidas SA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss), attributable to ordinary equity holders of parent entity |																																157,358,973
Bebidas Bolivianas BBO S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																													34.00%
Cash flow used for control of subsidiaries or other business																								$ 1,044,688
Payments from changes in ownership interests in subsidaries that does not result in loss of control						$ 178,305	122,210																		$ 1,530,029
BBO [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																					51.00%
Cervecera Guayacan SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																				30.0004%
Consideration transferred, acquisition-date fair value																										$ 361,560
Number of instruments or interests issued or issuable																																				39,232,000		39,232
Proportion of voting rights held in subsidiary																										50.0004%
Consideration paid (received)																										$ 470,711
Number of shares issued and fully paid | shares																																					49,038
Budweiser Beer [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																													$ 10,000,000
Other Income																												6,109,800	3,447,728	4,840,167	$ 6,451,629
Cost of sales																														2,581,452
commercialization of the Brands [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flows from (used in) operating activities																												17,107,440	28,000,000
Cost of sales																												$ 16,002,081	$ 21,372,012	$ 14,251,811	$ 19,802,868
Inversiones Invex CCU Dos Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Dividend payables																																										$ 25,128,876	$ 994,981,978
CCU Inversiones S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																												99.7775%	99.7775%	99.7775%	99.7775%	99.7775%
Proportion of controlling interest in subsidiary																												99.7775%	99.7775%	99.7775%	99.7775%	99.7775%
CCU Inversiones S.A [Member] | VSPT [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																											15.79%
Consideration transferred, acquisition-date fair value																											$ 49,222,782
Number of instruments or interests issued or issuable | $ / perunit																											6,310,613,119
Proportion of voting rights held in subsidiary																											83.01%
CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																							$ 40,294,696
Proportion of voting rights held in subsidiary																												100.00%	100.00%	100.00%	100.00%	100.00%
Payments from changes in ownership interests in subsidaries that does not result in loss of control			$ 7,233,000	$ 10,000,000				$ 1,249,713	849,630	$ 990,473	$ 1,428,017			$ 2,223,488	$ 3,200,000
Proportion of controlling interest in subsidiary																												100.00%	100.00%	100.00%	100.00%	100.00%
Finca La Celia S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business												$ 9,910,040	$ 14,000,000
Sale Or Issue Of Share To Subsidiary																	$ 100,000
Proportion of voting rights held in subsidiary																												82.987%	82.987%	82.987%	82.987%	82.987%
Proportion of controlling interest in subsidiary																												82.987%	82.987%	82.987%	82.987%	82.987%
Finca La Celia S.A. [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Sale Or Issue Of Share To Subsidiary		$ 100,000
Shares issued | shares		100,000
Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of voting rights held in subsidiary																												82.987%	82.987%	82.987%	82.987%	82.987%
Proportion of controlling interest in subsidiary	[1]																											82.987%	82.987%	82.987%	82.987%	82.987%
Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired																																			5.001%
Proportion of voting rights held in subsidiary																												50.0007%	50.0007%	50.0007%	50.0007%	50.0007%
Proportion of controlling interest in subsidiary																												50.0007%	50.0007%	50.0007%	50.0007%	50.0007%
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control												9,910,040	14,000,000
Finca La Celia S.A. [Member] | Vina San Pedro Tarapaca S.A. [Member] | Non Endosrable Ordinary Shares [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Sale Or Issue Of Share To Subsidiary													$ 14,000,000			$ 7,000,000
Shares issued | shares													607,600,000			265,300.00
Bodega San Juan [Member] | Finca La Celia S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Payments from changes in ownership interests in subsidaries that does not result in loss of control												$ 1,986,836	$ 2,806,820
Milotur S.A. [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business														$ 2,223,488	$ 3,200,000
Cerveceria Szot S.p.A. [Member] | Cerveceria Kunstmann S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Additional controlling interest acquired					50.001%
Investments made in the shares of subsidiary Shares | shares					5,001
Investment made in the shares of subsidiary					$ 6,156
Proportion of controlling interest in subsidiary					50.001%
CCU Inversiones S.A [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Increase decrease through contribution by owners													$ 10,000,000
Common stock shares issued ,Shares | shares												16,000,000	16,000,000
Share price | $ / shares													$ 625
Percentage of increase in the equity capital												100.00%	100.00%
CCU Inversiones II Limitada [Member] | CCU Inversiones II Ltda. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Cash flow used for control of subsidiaries or other business																						$ 27,659,891
Quinenco S.A. and Heineken Chile Limitada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in joint venture																												50.00%	50.00%
Promarca S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																												$ 4,511,337		$ 4,581,922			4,524,117
Distributable Profit Percentage																												100.00%	100.00%
Compania Pisquera Bauza S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of ownership proposed to be divested																												40.00%	40.00%
Bebidas CCU-PepsiCo SpA [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																												$ 1,243,574		1,137,233			1,078,916
Distributable Profit Percentage																												100.00%	100.00%
Bebidas Carozzi CCU SpA. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Profit (loss) from continuing operations																												$ 1,157,424		$ 1,263,169			$ 2,278,345
Distributable Profit Percentage																												100.00%	100.00%
Inversiones Y Rentas S.A. [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Subsidiary Interest Ownership Percentage Held By Parent																												60.00%	60.00%
Budweiser In Argentina [Member] | ABI Group [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																												$ 306,000,000
Budweiser In Argentina [Member] | AB InBev [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts receivable, related party transactions																																		$ 400,000,000,000
Brand names [member]
Disclosure Of General Information About Financial Statements [Line Items]
Intangible assets other than goodwill																												$ 26,721,236						$ 44,044,000

[1]	Listed company in Chile.